Certain Risks And Concentrations (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Certain Risks And Concentrations [Line Items]
Concentration risk, Percentage	41.00%	27.00%
Customers A [Member]
Certain Risks And Concentrations [Line Items]
Concentration risk, Percentage	25.00%	27.00%	24.00%	21.00%
Customers B [Member]
Certain Risks And Concentrations [Line Items]
Concentration risk, Percentage	16.00%